Cost and Estimated Earnings on Uncompleted Contracts (Details 1) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Southland Holdings Llc [Member]
Costs incurred on uncompleted contracts		$ 7,887,047	$ 6,967,326
Estimated earnings		847,786	679,663
Costs incurred and estimated earnings		8,734,833	7,646,989
Less: billings to date		(8,489,624)	(7,587,370)
Costs to fulfill contracts, net		18,129	27,988
Net contract position		263,338	87,607
Net contract position		263,338	$ 87,607
Southland Holding Llc [Member]
Costs incurred on uncompleted contracts	$ 8,269,932	7,887,047
Estimated earnings	935,878	847,786
Costs incurred and estimated earnings	9,205,810	8,734,833
Less: billings to date	(8,854,227)	(8,489,624)
Costs to fulfill contracts, net	14,036	18,129
Net contract position	365,619	263,338
Net contract position	$ 365,619	$ 263,338